Note 15 Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 15 Subsequent Events	At the next Annual General Meeting the Company will be requesting shareholder approval for returning the Company name to Creator Capital Limited.